OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1)	3 Months Ended
Jun. 30, 2025 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 28,764
Lease payment- base rent portion	(7,041)
Lease liability - accretion expense	730
Ending period of lease liability	22,453
Current portion	22,453
Long term portion	$ 0